Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (1,913,460)	$ 420,208
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	404,143	39,498
Bad debt expense	24,000	0
Deferred taxes	(964,377)	0
Share-based compensation	227,470	0
Deferred rent	(18,588)	0
Warrant expense	67,491	0
Changes in operating assets and liabilities
Accounts receivable	(870,426)	(453,985)
Inventory	(1,460)	0
Deposits	(105)	0
Notes receivable	51,000	(24,000)
Prepaid expenses and other current assets	(50,909)	20,932
Other assets	0	(124,919)
Accounts payable	(196,460)	542,077
Accrued expenses and other current liabiltities	987,522	139,724
Deferred revenue	50,007	0
Net cash used in operating activities	(2,204,152)	559,535
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(52,985)	(35,377)
Net cash used in investing activities	(52,985)	(35,377)
CASH FLOWS FROM FINANCING ACTIVITIES
Stockholders' distributions	0	(125,615)
Deferred stock offering costs	75,655	(670,091)
Proceeds from notes payable	47,341	500,000
Loan origination costs	0	(38,285)
Acquisition of Firestorm - net of cash acquired	(417,704)	0
Acquisition of Brekford - net of cash acquired	1,943,777	0
Net proceeds from issuance of preferred stock	1,745,347	0
Payment of preferred dividends	(163,601)	0
Net cash provided by financing activities	3,230,815	(333,991)
Net increase in cash and cash equivalents	973,678	190,167
Cash and cash equivalents at beginning of year	2,788,587	567,866
Cash and cash equivalents at end of period	$ 3,762,265	$ 758,033